GENERAL (Tables)	12 Months Ended
Dec. 31, 2012
GENERAL [Abstract]
Schedule of Discontinued Operations
2010

Revenues	$8,338
Cost of revenues	6,990

Gross profit	1,348

Impairment of goodwill	-
Total operating costs and expenses	1,487

Operating loss	(139)
Financial expenses, net	(213)
Other expenses, net (*)	(496)

Loss before taxes on income	(848)
Tax benefit (taxes on income)	42

Net loss	$(806)

(*)	In 2010, other expenses include $ 554 related to the write off of net assets and liabilities related to discontinued operations.